Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 6,235,670	$ 7,070,925
Trade receivables, net	33,577	93,555
Inventories	372,870	613,638
Prepaid expenses and other current assets	1,184,675	1,201,778
Total current assets	7,844,030	8,979,896
Property and equipment, net	1,365,144	1,702,317
Intangible asset	3,017,462	3,394,645
Right-of-use assets, net	1,011,531	1,332,170
Total assets	13,238,167	15,409,028
Current Liabilities
Accounts payable and accrued liabilities	2,295,058	3,184,381
Deferred revenue		138,889
Convertible debt	1,093,975	4,903,310
Convertible debt - related party		33,118
Silent partnership	767,926
Silent partnership - related party	263,353
Intellectual property acquisition liability - related party	690,575	388,839
Lease liabilities	280,145	288,463
Total current liabilities	5,949,546	9,236,936
Silent partnerships		758,812
Silent partnerships - related party		271,354
Lease liabilities	865,982	1,165,723
Intellectual property acquisition liability - related party	376,096	726,977
Total liabilities	7,191,624	12,159,802
Shareholders’ equity
Share capital	922,125	235,818
Share premium	69,065,027	51,507,526
Reserve	27,594,947	21,286,215
Accumulated deficit	(90,978,684)	(69,328,021)
Accumulated other comprehensive loss	(556,872)	(452,312)
Total shareholders’ equity	6,046,543	3,249,226
Total liabilities and shareholders’ equity	13,238,167	15,409,028
Related Parties
Current Assets
Trade receivables - related party	17,238
Current Liabilities
Accounts payable and accrued expense - related party	$ 558,514	$ 299,936